FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5495

CIGNA High Income Shares
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

c/o TimesSquare Capital Management, Inc.
280 Trumbull Street, H16C
Hartford, CT 06103
--------------------------------------------------------------------------------
(Address of principal executive offices)

Mark Butler
2223 Washington Street
3 Newton Executive Park
Suite 200
Newton, MA  02462
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 860-534-5576

Date of Fiscal year-end: 12/31/2003

Date of reporting period: 7/1/2003 - 6/30/2004
Item 1.  Proxy Voting Record

The registrant did not vote any proxies during the reporting period.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CIGNA High Income Shares
-------------------------------------------------------------------------
(Registrant)


By /s/ Jeffrey S. Winer, Vice President and Secretary
   --------------------------------------------------
   (Signature & Title)

Date October 28, 2004